TAXES (Tables)	9 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF TAXES PAYABLE	Taxes payable consisted of the following:
	As of
	March 31, 2025	June 30, 2024
Corporate income taxes payable	12,466	-
Individual income taxes payable	37,623	19,466
Total taxes payable	$50,089	$19,466

SCHEDULE OF INCOME TAX PROVISION (BENEFIT)
	For the Nine Months Ended March 31,
	2025	2024
Current income tax expenses	$169,171	$254,553
Total	$169,171	$254,553

SCHEDULE OF NET DEFERRED TAX ASSETS

	As of
	March 31, 2025	June 30, 2024
Deferred tax assets:
Net operating loss carried forward	13,805,069	13,315,441
Deferred tax asset for net operating loss carried forward	2,435,512	2,353,678
Total deferred tax assets	2,435,512	2,353,678
Less: valuation allowance	(2,435,512)	(2,353,678)
Deferred tax assets, net of valuation allowance	$-	$-

SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSES

	For the Nine Months Ended March 31,
	2025	2024
Income before income tax expenses	2,483,911	6,294,947
Computed income tax expenses with statutory tax rate	614,228	1,573,736
Differential income tax rates applicable to certain entities	(408,259)	(1,202,921)
Additional deduction for research and development expenses	(583,406)	(579,749)
Effect of permanent differences	(186,249)	(166,073)
Changes in valuation allowance	732,857	635,729
Others	-	(6,169)
Income tax expenses	169,171	254,553

SCHEDULE OF OPERATING LOSS CARRYFORWARDS	As of March 31, 2025, net operating loss carryforwards were expected to expire, if unused, in the following amounts:
2026	34,947
2027	3,007,509
2028	4,352,701
2029	6,409,912
Total	$13,805,069